QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2015
Revenue	$235,069	$248,817	$268,971	$267,574
Cost of revenue	38,953	44,529	47,636	46,870
Operating income	27,040	40,522	58,356	67,638
Net earnings	25,880	23,431	35,437	35,739
Net earnings attributable to the Match Group, Inc. shareholders	26,206	23,325	35,259	35,593
Per share information attributable to the Match Group, Inc. shareholders:
Basic	$0.16	$0.14	$0.21	$0.17
Diluted	$0.16	$0.14	$0.20	$0.16

Year Ended December 31, 2014
Revenue	$209,785	$211,906	$227,581	$238,996
Cost of revenue	24,145	24,487	33,447	37,945
Operating income	40,696	57,465	62,868	67,538
Net earnings	19,848	29,102	51,059	48,350
Net earnings attributable to the Match Group, Inc. shareholders	19,718	28,925	50,844	48,277
Per share information attributable to the Match Group, Inc. shareholders:
Basic	$0.12	$0.18	$0.32	$0.30
Diluted	$0.12	$0.17	$0.30	$0.29